Income Taxes - Reconciliation of Statutory Tax Rate, Amount (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Benefit from income taxes at U.S. federal statutory rate			$ (58,027)	$ (15,415)
State statutory rate			(12,014)	(2,916)
Foreign tax rate at statutory rate			15	0
Foreign tax rate differential			(207)	0
Change in valuation allowance			65,996	19,235
Stock-based compensation			1,987	442
Permanent differences			2,010	38
Alternative fuel vehicle credit			(2,706)	(1,384)
Other			2,985	9
Total income tax provision	$ 0	$ 0	$ 39	$ 9